Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
REVENUES	$ 184,993	$ 170,860	$ 151,294
COST OF REVENUES	53,859	54,879	49,043
GROSS MARGIN	131,134	115,981	102,251
EXPENSES
Sales and marketing	22,424	20,404	16,681
Research and development	31,293	28,077	25,881
General and administrative	21,607	20,333	20,509
Other charges (Note 19)	1,491	2,876	6,512
Amortization of intangible assets	26,222	21,715	17,999
	103,037	93,405	87,582
INCOME FROM OPERATIONS	28,097	22,576	14,669
INTEREST EXPENSE	(522)	(1,088)	(993)
INTEREST INCOME	195	333	57
INCOME BEFORE INCOME TAXES	27,770	21,821	13,733
INCOME TAX EXPENSE (Note 17)
Current	1,443	2,784	1,768
Deferred	5,765	3,978	2,353
	7,208	6,762	4,121
NET INCOME	$ 20,562	$ 15,059	$ 9,612
EARNINGS PER SHARE (Note 15)
Basic (in Dollars per share)	$ 0.27	$ 0.21	$ 0.15
Diluted (in Dollars per share)	$ 0.27	$ 0.21	$ 0.15
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in Shares)	75,595	70,559	62,841
Diluted (in Shares)	76,409	71,584	64,370